Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Line Items]
Total loss before income taxes	¥ (2,029,498)	$ (292,309)	¥ (5,166,816)	¥ (1,313,857)
Total current income tax expense	10,256	1,477	35,286	90,699
Deferred income tax expense/(benefit)	2,639	380	695,905	(976)
Total income tax expense/(benefit)	12,895	1,857	731,191	89,723
Cayman Islands
Income Taxes [Line Items]
Total loss before income taxes	(37,180)	(5,355)	(121,803)	(319,552)
PRC
Income Taxes [Line Items]
Total loss before income taxes	(1,859,781)	(267,865)	(4,973,255)	(886,685)
Total current income tax expense	329	47	11,764	67,776
Deferred income tax expense/(benefit)	0	0	695,702	(7,500)
U.S.
Income Taxes [Line Items]
Total loss before income taxes	(71,133)	(10,245)	22,543	28,700
Total current income tax expense	6,664	960	9,367	22,536
Deferred income tax expense/(benefit)	2,517	363	203	(2,922)
Other foreign countries
Income Taxes [Line Items]
Total loss before income taxes	(61,404)	(8,844)	(94,301)	(136,320)
Total current income tax expense	3,263	470	14,155	387
Deferred income tax expense/(benefit)	¥ 122	$ 17	¥ 0	¥ 9,446